Inventories, Net	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories, Net

11 Inventories, net

Inventories are summarized as follows:

	2014	2013

Raw materials	50	59
Work in process	580	597
Finished goods	125	84

	755	740

The portion of the finished goods stored at customer locations under consignment amounted to $19 million as of December 31, 2014 (2013: $22 million).

The amounts recorded above are net of an allowance for obsolescence of $64 million as of December 31, 2014 (2013: $63 million).